Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Taxation Charge Based on Profits

Taxation charge based on profits for the year	2017 £m	2016 £m	2015 £m
UK current year charge	199	241	156
Rest of World current year charge	1,928	1,326	2,924
Credit in respect of prior periods	(508)	(149)	(508)

Total current taxation	1,619	1,418	2,572
Total deferred taxation	(263)	(541)	(418)

Total tax	1,356	877	2,154

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge

The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2017 £m	2017%	2016 £m	2016%	2015 £m	2015%
Profit before tax	3,525		1,939		10,526
UK statutory rate of taxation	679	19.25	388	20.0	2,131	20.25
Differences in overseas taxation rates	635	18.0	593	30.6	1,035	9.8
Benefit of intellectual property incentives	(458)	(13.0)	(321)	(16.5)	(286)	(2.7)
R&D credits	(75)	(2.1)	(93)	(4.8)	(38)	(0.4)
Remeasurement of non-taxable put option liabilities	227	6.4	340	17.5	17	0.2
Losses not recognised/(previously unrecognised losses)	28	0.8	(15)	(0.8)	31	0.3
Permanent differences on disposals and acquisitions	4	0.1	(21)	(1.1)	(248)	(2.4)
Other permanent differences	196	5.6	97	5.0	58	0.6
Reassessment of prior year estimates in respect of current and deferred taxes	(475)	(13.5)	(116)	(6.0)	(578)	(5.5)
US and Swiss tax reform	595	16.9
Tax on unremitted earnings	—	—	25	1.3	32	0.3

Tax charge/tax rate	1,356	38.5	877	45.2	2,154	20.5

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income

Future tax charges, and therefore the Group’s effective tax rate, may be affected by factors such as acquisitions, disposals, restructurings, the location of research and development activity, tax regime reforms and resolution of open matters as we continue to bring our tax affairs up to date around the world.

	2017	2016	2015
Tax on items charged to equity and statement of comprehensive income	£m	£m	£m
Current taxation
Share-based payments	—	7	22
Defined benefit plans	26	32	30

	26	39	52

Deferred taxation
Share-based payments	(4)	—	(12)
Defined benefit plans	(247)	94	(110)
Exchange movements	—	—	—
Fair value movements on cash flow hedges	—	2	—
Fair value movements on available-for-sale investments	29	51	(55)

	(222)	147	(177)

Total (charge)/credit to equity and statement of comprehensive income	(196)	186	(125)

Impact of Tax Reform on Profits Attributable to Shareholders

The impact of tax reform on profits attributable to shareholders in 2017 is set out below.

	Swiss tax	US tax
	reform	reform
	£m	£m
Other operating expenses	—	(666)
Current tax	—	(273)
Deferred tax	483	(805)

Impact on profit after taxation for the year	483	(1,744)

Profit attributable to non-controlling interests	176	(114)
Profit attributable to shareholders	307	(1,630)

Impact on Tax Charge Arising From US Tax Reform

The impact on the tax charge arising from US tax reform was as follows:

	Current tax	Deferred tax	Total
	£m	£m	£m
Revaluation of assets and liabilities	75	(805)	(730)
Repatriation tax	(348)	—	(348)

	(273)	(805)	(1,078)

Summary of Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

					Pensions &		Share	Other
	Accelerated				other post		option	net
	capital	Intangible	Contingent	Intra-Group	employment	Tax	and award	temporary
	allowances	assets	consideration	profit	benefits	losses	schemes	differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2017	(377)	(2,324)	1,138	1,054	1,262	227	110	1,350	2,440
Exchange adjustments	(7)	75	—	(58)	(48)	(5)	(4)	(18)	(65)
Credit/(charge) to income statement	62	330	(52)	256	3	59	(1)	(88)	569
Credit/(charge) to income statement associated with US tax reform	5	116	(218)	(235)	(210)	(20)	(27)	(216)	(805)
Credit to income statement associated with Swiss tax reform	—	483	—	—	—	—	—	—	483
(Charge)/credit to statement of comprehensive income and equity	—	—	—	—	(247)	—	(4)	29	(222)

At 31 December 2017	(317)	(1,320)	868	1,017	760	261	74	1,057	2,400

Summary of Net Temporary Differences Include Accrued Expenses	Deferred tax assets and liabilities are recognised on the balance sheet as follows:

	2017	2016
	£m	£m
Deferred tax assets	3,796	4,374
Deferred tax liabilities	(1,396)	(1,934)

	2,400	2,440

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

Deferred tax assets are recognised where it is probable that future taxable profit will be available to utilise losses. Unrecognised tax losses are as follows:

	2017		2016
		Unrecognised		Unrecognised
		deferred tax		deferred tax
	Tax losses	asset	Tax losses	asset
Unrecognised tax losses	£m	£m	£m	£m
Trading losses expiring:
Within 10 years	802	187	786	255
More than 10 years	872	99	842	131
Available indefinitely	86	14	95	15

At 31 December	1,760	300	1,723	401

Capital losses	1,924	372	2,320	396

At 31 December	1,924	372	2,320	396